Litigations - Contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contingent liabilities
Income tax contingencies probable to be accepted by tax authority	$ 1,106
Tax litigation
Contingent liabilities
Contingent liabilities	8,395	$ 8,853
Civil litigation
Contingent liabilities
Contingent liabilities	1,518	1,957
Labor litigation
Contingent liabilities
Contingent liabilities	773	1,263
Environmental litigation
Contingent liabilities
Contingent liabilities	1,094	1,051
Brumadinho event
Contingent liabilities
Contingent liabilities	158
Provision for litigations
Contingent liabilities
Contingent liabilities	$ 11,938	$ 13,124